Quarterly Report
November 30, 2020
MFS®  Blended Research®
International Equity Fund
BRX-Q1

Portfolio of Investments
11/30/20 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.0%
Alcoholic Beverages – 0.3%
China Resources Beer Holdings Co. Ltd.	152,000	$1,125,839
Apparel Manufacturers – 2.5%
Burberry Group PLC	44,366	$1,019,995
LVMH Moet Hennessy Louis Vuitton SE	12,102	6,943,501
Shenzhou International Group Holdings Ltd.	84,400	1,390,691
		$9,354,187
Automotive – 4.5%
Bridgestone Corp.	52,200	$1,810,849
Compagnie Generale des Etablissements Michelin	8,149	1,011,702
D'Ieteren S.A.	21,510	1,498,440
Hero MotoCorp Ltd.	46,516	1,942,661
Magna International, Inc.	92,128	5,658,502
PSA Peugeot Citroen S.A. (a)	141,416	3,316,247
Stanley Electric Co. Ltd.	27,000	789,703
USS Co. Ltd.	38,700	803,387
		$16,831,491
Brokerage & Asset Managers – 2.4%
3i Group PLC	94,038	$1,339,514
ASX Ltd.	39,715	2,247,972
B3 Brasil Bolsa Balcao S.A.	107,000	1,121,049
DWS Group GmBH & Co. KGaA (n)	25,475	991,152
IG Group Holdings PLC	309,926	3,330,214
		$9,029,901
Building – 0.4%
LG Electronics, Inc.	18,754	$1,443,639
Business Services – 2.0%
Infosys Ltd.	219,239	$3,264,503
Itochu Corp.	79,800	2,108,509
Tech Mahindra Ltd.	172,362	2,040,822
		$7,413,834
Chemicals – 0.6%
Mitsubishi Chemical Holdings Corp.	384,400	$2,126,351
Computer Software – 0.4%
Kingsoft Corp.	267,000	$1,345,825
Computer Software - Systems – 6.7%
Constellation Software, Inc.	2,020	$2,501,521
Fujitsu Ltd.	39,400	5,474,109
Hitachi Ltd.	160,100	6,049,488
Hon Hai Precision Industry Co. Ltd.	288,000	831,590
NICE Systems Ltd., ADR (a)	6,644	1,619,276
Samsung Electronics Co. Ltd.	140,487	8,486,869
		$24,962,853
Construction – 0.9%
Anhui Conch Cement Co. Ltd.	273,500	$1,743,882
Techtronic Industries Co. Ltd.	111,500	1,429,164
		$3,173,046

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Products – 1.2%
L'Oréal	12,541	$4,577,676
Consumer Services – 1.0%
Carsales.com Ltd.	137,408	$2,050,572
Moneysupermarket.com Group PLC	563,388	1,838,646
		$3,889,218
Containers – 1.5%
Brambles Ltd.	461,779	$3,715,099
Viscofan S.A.	25,737	1,829,375
		$5,544,474
Electrical Equipment – 2.5%
Legrand S.A.	37,142	$3,134,818
Schneider Electric SE	44,727	6,204,701
		$9,339,519
Electronics – 3.4%
Hoya Corp.	10,200	$1,359,023
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	99,803	9,682,887
United Microelectronics Corp.	1,077,000	1,520,700
		$12,562,610
Energy - Independent – 1.3%
China Shenhua Energy Co. Ltd.	1,611,000	$3,099,465
Tourmaline Oil Corp.	132,959	1,851,004
		$4,950,469
Energy - Integrated – 2.3%
China Petroleum & Chemical Corp.	6,076,000	$2,726,613
Eni S.p.A.	112,188	1,102,553
Galp Energia SGPS S.A., “B”	162,126	1,734,220
LUKOIL PJSC, ADR	47,116	3,109,656
		$8,673,042
Food & Beverages – 2.4%
CJ CheilJedang Corp.	2,480	$811,510
Coca-Cola European Partners PLC	20,659	923,044
Gruma S.A.B. de C.V.	135,403	1,489,817
Nestle S.A.	50,477	5,632,629
		$8,857,000
Food & Drug Stores – 1.9%
Seven & I Holdings Co. Ltd.	100,800	$3,182,314
Sugi Holdings Co. Ltd.	29,900	1,984,741
Tesco PLC	627,923	1,897,904
		$7,064,959
Gaming & Lodging – 1.2%
Flutter Entertainment PLC (a)	23,519	$4,381,449
General Merchandise – 0.7%
Bim Birlesik Magazalar A.S.	139,317	$1,247,083
Walmart de Mexico S.A.B. de C.V.	532,720	1,403,612
		$2,650,695

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Insurance – 5.1%
Aegon N.V.	294,313	$1,098,276
Aviva PLC	327,472	1,399,435
China Pacific Insurance Co. Ltd.	870,200	3,203,649
Manulife Financial Corp.	267,565	4,559,339
NN Group N.V.	17,838	722,698
PICC Property & Casualty Co. Ltd.	1,282,000	1,052,475
Samsung Fire & Marine Insurance Co. Ltd.	5,067	860,870
T&D Holdings, Inc.	131,500	1,535,426
Zurich Insurance Group AG	10,829	4,389,680
		$18,821,848
Internet – 4.7%
Alibaba Group Holding Ltd., ADR (a)	17,924	$4,720,465
NAVER Corp.	5,009	1,259,710
NetEase.com, Inc., ADR	35,554	3,213,015
Scout24 AG	12,103	925,416
Tencent Holdings Ltd.	100,700	7,314,377
		$17,432,983
Leisure & Toys – 1.2%
GungHo Online Entertainment, Inc.	66,400	$1,687,349
Nexon Co. Ltd.	36,600	1,106,063
Nintendo Co. Ltd.	2,600	1,475,824
		$4,269,236
Machinery & Tools – 3.2%
Atlas Copco AB, “A”	88,922	$4,480,884
Epiroc AB, “A”	237,445	3,938,531
GEA Group AG	96,346	3,299,536
		$11,718,951
Major Banks – 8.7%
ABSA Group Ltd.	284,551	$2,024,862
Banco do Brasil S.A.	146,000	922,754
Bank of China Ltd.	2,646,000	918,277
BNP Paribas (a)	43,783	2,231,248
BOC Hong Kong Holdings Ltd.	805,000	2,627,938
China Construction Bank	5,161,000	3,969,793
DBS Group Holdings Ltd.	298,400	5,532,845
Industrial & Commercial Bank of China, “H”	1,450,000	903,191
Mitsubishi UFJ Financial Group, Inc.	309,400	1,320,096
National Australia Bank Ltd.	133,062	2,235,762
Sumitomo Mitsui Financial Group, Inc.	138,200	4,002,920
UBS Group AG	396,711	5,618,247
		$32,307,933
Medical & Health Technology & Services – 1.4%
Eurofins Scientific SE (a)	31,297	$2,535,844
Fresenius Medical Care AG & Co. KGaA	18,620	1,565,867
Sonic Healthcare Ltd.	45,513	1,100,486
		$5,202,197
Medical Equipment – 0.2%
Top Glove Corp.	438,700	$766,702
Metals & Mining – 3.1%
Fortescue Metals Group Ltd.	292,114	$3,908,991
POSCO	8,981	1,903,532
Rio Tinto PLC	63,265	4,099,317

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Metals & Mining – continued
Vale S.A.	104,400	$1,519,991
		$11,431,831
Natural Gas - Distribution – 0.3%
Italgas S.p.A.	156,349	$1,002,262
Natural Gas - Pipeline – 0.5%
Pembina Pipeline Corp. (l)	77,592	$1,978,784
Network & Telecom – 0.7%
LM Ericsson Telephone Co., “B”	60,437	$737,339
VTech Holdings Ltd.	252,600	1,945,571
		$2,682,910
Other Banks & Diversified Financials – 1.8%
Hana Financial Group, Inc.	51,235	$1,564,131
KB Financial Group, Inc.	26,055	1,074,448
ORIX Corp.	77,800	1,146,253
Sberbank of Russia PJSC, ADR	229,842	3,044,311
		$6,829,143
Pharmaceuticals – 7.2%
Bayer AG	78,828	$4,538,829
Kyowa Kirin Co. Ltd.	59,700	1,625,891
Novartis AG	78,412	7,111,569
Novo Nordisk A.S., “B”	76,885	5,163,726
Roche Holding AG	25,628	8,422,725
		$26,862,740
Precious Metals & Minerals – 1.0%
B2Gold Corp.	130,206	$725,873
Impala Platinum Holdings Ltd.	101,070	1,061,981
Kinross Gold Corp.	115,501	822,657
Sibanye-Stillwater Ltd.	287,896	962,555
		$3,573,066
Printing & Publishing – 1.7%
Transcontinental, Inc., “A”	169,115	$2,510,616
Wolters Kluwer N.V.	46,668	3,913,457
		$6,424,073
Railroad & Shipping – 1.3%
Canadian Pacific Railway Ltd.	8,142	$2,630,430
Sankyu, Inc.	56,400	2,077,184
		$4,707,614
Real Estate – 2.5%
Fibra Uno Administracion S.A. de C.V., REIT	1,076,254	$1,070,383
LEG Immobilien AG	12,222	1,741,609
Longfor Properties Co. Ltd.	758,000	4,924,545
Shimao Property Holdings Ltd.	416,500	1,519,182
		$9,255,719
Restaurants – 0.4%
Greggs PLC (a)	60,043	$1,344,720

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Chemicals – 1.9%
Akzo Nobel N.V.	21,126	$2,244,326
Linde PLC	4,389	1,119,857
Nitto Denko Corp.	31,100	2,573,793
Orbia Advance Corp. S.A.B. de C.V.	534,547	1,094,208
		$7,032,184
Specialty Stores – 2.4%
HelloFresh SE (a)	27,806	$1,636,583
JD.com, Inc., ADR (a)	22,777	1,944,017
Kingfisher PLC (a)	440,499	1,603,633
Ocado Group PLC (a)	21,787	641,031
Zooplus AG (a)	6,281	1,185,281
ZOZO, Inc.	76,300	1,903,115
		$8,913,660
Telecommunications - Wireless – 2.5%
KDDI Corp.	136,300	$3,908,160
SoftBank Corp.	22,900	1,595,104
Vodafone Group PLC	2,400,905	3,949,519
		$9,452,783
Telephone Services – 0.4%
Hellenic Telecommunications Organization S.A.	89,470	$1,490,939
Tobacco – 2.3%
British American Tobacco PLC	118,269	$4,161,709
Imperial Tobacco Group PLC	41,755	756,343
Japan Tobacco, Inc.	171,800	3,475,479
		$8,393,531
Trucking – 0.3%
Yamato Holdings Co. Ltd.	47,200	$1,192,207
Utilities - Electric Power – 3.1%
AltaGas Ltd.	155,912	$2,237,776
Boralex, Inc., “A”	40,605	1,283,152
CLP Holdings Ltd.	125,000	1,174,034
E.ON SE	136,349	1,476,157
Energisa S.A.	186,300	1,618,397
Iberdrola S.A.	280,106	3,817,100
		$11,606,616
Total Common Stocks		$363,992,709
Preferred Stocks – 1.0%
Energy - Integrated – 0.5%
Petrobras	429,200	$1,994,826
Major Banks – 0.2%
Banco Bradesco S.A.	154,200	$699,417
Utilities - Electric Power – 0.3%
Companhia Paranaense de Energia	70,100	$893,293
Total Preferred Stocks		$3,587,536

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 0.4%
Money Market Funds – 0.4%
MFS Institutional Money Market Portfolio, 0.1% (v)	1,505,589	$1,505,589

Other Assets, Less Liabilities – 0.6%		2,199,419
Net Assets – 100.0%		$371,285,253
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,505,589 and $367,580,245, respectively.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $991,152, representing 0.3% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
11/30/20 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2020 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
Japan	$28,198,798	$28,114,540	$—	$56,313,338
China	17,191,874	27,923,427	—	45,115,301
Switzerland	—	31,174,850	—	31,174,850
France	—	29,955,737	—	29,955,737
United Kingdom	10,894,644	17,410,380	—	28,305,024
Canada	26,759,654	—	—	26,759,654
South Korea	860,870	16,543,839	—	17,404,709
Germany	14,732,695	2,627,735	—	17,360,430
Australia	15,258,882	—	—	15,258,882
Other Countries	55,509,278	44,423,042	—	99,932,320
Mutual Funds	1,505,589	—	—	1,505,589
Total	$170,912,284	$198,173,550	$—	$369,085,834
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Securities Lending Collateral
At November 30, 2020, the value of securities loaned was $991,135. These loans were collateralized by U.S. Treasury Obligations (held by the lending agent) of $1,077,217.
(3) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$2,791,445	$26,028,175	$27,314,031	$—	$—	$1,505,589
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$454	$—
(4) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of November 30, 2020, are as follows:
Japan	15.2%
China	12.2%
Switzerland	8.4%
France	8.1%
United Kingdom	7.6%
Canada	7.2%
South Korea	4.7%
Germany	4.7%
Australia	4.1%
Other Countries	27.8%
(5) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund's investments and the fund's performance.